Line of Credit Arrangement (Details) - Schedule of changes in the FCA’s fair value $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule of changes in the FCA’s fair value [Abstract]
Balance as of beginning balance
Issuance of a FCA	17
Changes to the fair value accounted for as financial income	121
Balance as of ending balance	$ 138